FINANCE COSTS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
FINANCE COSTS

8.	FINANCE COSTS

	For the year ended March 31,
	2023	2024	2025
	HK$’000	HK$’000	HK$’000

Interest expense on lease liabilities	115	68	18
Interest expense on dividend payable with a related party (Note 16b)	348	348	-
Interest expense on trade payable with a third party	-	-	7
Imputed interest on amount due to a director	134	158	170
Imputed interest on amount due to related parties, net	66	65	88

finance cost	663	639	283